Property, plant and equipment - Summary (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 64,296,187	R$ 64,986,040
Additions	2,239,468	4,578,826
Acquisition of subsidiary	12,410,515
Write-offs	(88,429)	(426,152)
Depreciation	(3,845,017)	(4,845,176)
Exchange rate variation, net	(46,913)
Transfers and other	5,437	2,649
Ending balance	74,971,248
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,720,186	16,775,348
Additions		3,080
Acquisition of subsidiary	2,060,602
Write-offs	(60,812)	(64,222)
Depreciation
Exchange rate variation, net	(5,910)
Transfers and other	(1,430)	5,980
Ending balance	R$ 18,712,636
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	3.44%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 9,929,884	9,522,593
Additions	8,268	262
Acquisition of subsidiary	3,294,009
Write-offs	(3,153)	(54,566)
Depreciation	(388,998)	(434,875)
Exchange rate variation, net	(10,367)
Transfers and other	161,832	896,470
Ending balance	R$ 12,991,475
Machinery, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	7.20%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 34,178,753	34,280,498
Additions	248,027	649,533
Acquisition of subsidiary	6,533,683
Write-offs	(21,808)	(152,457)
Depreciation	(3,248,830)	(4,123,031)
Exchange rate variation, net	(27,614)
Transfers and other	2,618,547	3,524,210
Ending balance	40,280,758
Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,764,799	3,510,535
Additions	1,981,221	3,880,270
Acquisition of subsidiary	532,717
Write-offs
Depreciation
Exchange rate variation, net	(3,092)
Transfers and other	(2,933,862)	(4,626,006)
Ending balance	R$ 2,341,783
Other
Disclosure of detailed information about property, plant and equipment [line items]
Average rate %	19.81%
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	R$ 702,565	897,066
Additions	1,952	45,681
Acquisition of subsidiary	(10,496)
Write-offs	(2,656)	(154,907)
Depreciation	(207,189)	(287,270)
Exchange rate variation, net	70
Transfers and other	160,350	201,995
Ending balance	644,596
Accumulated cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102,257,419	98,731,202
Ending balance	128,094,157
Accumulated cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	16,720,186	16,775,348
Ending balance	18,712,636
Accumulated cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,589,194	13,816,631
Ending balance	20,028,360
Accumulated cost | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66,353,229	62,822,096
Ending balance	85,124,376
Accumulated cost | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,764,799	3,510,535
Ending balance	2,341,783
Accumulated cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,830,011	1,806,592
Ending balance	1,887,002
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(37,961,232)	(33,745,162)
Ending balance	(53,122,909)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,659,310)	(4,294,038)
Ending balance	(7,036,885)
Accumulated depreciation | Machinery, equipment and facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(32,174,476)	(28,541,598)
Ending balance	(44,843,618)
Accumulated depreciation | Work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance
Ending balance
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,127,446)	R$ (909,526)
Ending balance	R$ (1,242,406)